Chase Home Lending Mortgage Trust 2023-1 ABS-15G

Exhibit 99.2(a)

Report Pulled:	8/9/2023 4:41:01 PM
Loan Count:	361
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	7	1.94%
CLTV	1	0.28%
LTV	1	0.28%
Original FICO Score	2	0.55%
Origination/Note Date	25	6.93%
Originator Back-End DTI	13	3.60%
Property Type	6	1.66%